UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Venor Capital Management LP
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Address:   Times Square Tower
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           7 Times Square, Suite 3505
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           New York, NY 10036
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Form 13F File Number:  028-12495
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Zemel
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Title:     Chief Financial Officer
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Phone:     (212) 703-2132
           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ David Zemel                    New York, New York     March 15, 2008
   -------------------------    ---------------------------  ---------------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        13
                                               -------------

Form 13F Information Table Value Total:        $166,960
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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

                                                 FORM 13F INFORMATION TABLE


          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7           COLUMN 8
                                                                                                                     VOTING
                                                          VALUE   SHRS OR   SH/  PUT/  INVESTMENT  OTHER            AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT   PRN  CALL  DISCRETION MANAGERS   SOLE     SHARED  NONE
------------------------   ----------------   --------- -------- --------- ----- ----- ----------- -------- -------- -------- -----

AEP INDS INC                 COM              001031103  19,036    628,473  SH         SOLE                  628,473
ALLIANCE IMAGING INC         COM NEW          018606202  12,797  1,487,966  SH         SOLE                1,487,966
BUILDERS FIRSTSOURCE INC     COM              12008R107   1,433    197,400  SH         SOLE                  197,400
COMCAST CORP NEW             CL A             20030N101  19,340  1,000,000  SH   CALL  SOLE                1,000,000
E TRADE FINANCIAL CORP       COM              269246104  10,229  2,650,000  SH         SOLE                2,650,000
GENTEK INC                   COM NEW          37245X203  15,069    500,955  SH         SOLE                  500,955
GRACE W R & CO DEL NEW       COM              38388F108  14,833    650,000  SH         SOLE                  650,000
GRAPHIC PACKAGING HLDG CO    COM              388689101  22,322  7,644,563  SH         SOLE                7,644,563
KAPSTONE PAPER & PACKAGING C COM              48562P103   2,648    400,000  SH         SOLE                  400,000
KAPSTONE PAPER & PACKAGING C *W EXP 08/15/200 48562P111     510    302,000  SH         SOLE                  302,000
KEY ENERGY SVCS INC          COM              492914106  18,539  1,381,418  SH         SOLE                1,381,418
STANDARD PAC CORP NEW        COM              85375C101  10,692  2,200,000  SH         SOLE                2,200,000
WEYERHAEUSER CO              COM              962166104  19,512    300,000  SH   CALL  SOLE                  300,000

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